Vessels Under Construction - Narrative (Details) $ in Thousands		1 Months Ended		12 Months Ended
	Dec. 31, 2017 USD ($) vessel	Jan. 31, 2018 USD ($)	Jan. 31, 2016 USD ($)	Dec. 31, 2017 USD ($) vessel	Dec. 31, 2016 USD ($) vessel	Dec. 31, 2015 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Payment to purchase property, plant and equipment			$ 13,800	$ 258,311	$ 126,842	$ 905,397
Capitalized interest				$ 4,200	$ 6,300	$ 5,600
Capitalisation rate of borrowing costs eligible for capitalisation				4.70%	4.70%
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels | vessel	2			2	10
Aggregate purchase price	$ 75,800			$ 75,800
Payment to purchase property, plant and equipment				52,300
Capitalized interest				$ 4,194	$ 6,274
STI Esles II [Member] | Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Payment to purchase property, plant and equipment	$ 23,500
Major purchases of assets [member] | STI Jardins [Member] | Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Payment to purchase property, plant and equipment		$ 23,500
MR [Member] | Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels | vessel	2			2